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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-2260

VALUE LINE LARGER COMPANIES, INC.
---------------------------------
(Exact name of registrant as specified in charter)

220 EAST 42ND STREET, NEW YORK, NY 10017
----------------------------------------

DAVID T. HENIGSON
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: DECEMBER 31, 2007
                        ------------------

Date of reporting period: SEPTEMBER 30, 2007
                          ------------------

ITEM 1: SCHEDULE OF INVESTMENTS.
         A copy of Schedule of Investments for
the period ended 9/30/07 is included with this Form.

Value Line Larger Companies Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
    SHARES                                           VALUE
  -----------------------------------------------------------
    COMMON STOCKS  (97.0%)
               ADVERTISING  (1.7%)
     60,000    Omnicom Group, Inc.                $2,885,400
     38,000    WPP Group PLC ADR                   2,565,000
                                                  -----------
                                                   5,450,400
               AEROSPACE/DEFENSE  (3.9%)
     31,000    L-3 Communications Holdings, Inc.   3,166,340
     22,000    Precision Castparts Corp.           3,255,560
     47,000    Raytheon Co.                        2,999,540
     39,000    Rockwell Collins, Inc.              2,848,560
                                                  -----------
                                                  12,270,000
               AIR TRANSPORT  (0.9%)
     38,000    United Parcel Service, Inc. Class B 2,853,800
               AUTO PARTS  (1.0%)
     27,000    Johnson Controls, Inc.              3,188,970
               BEVERAGE - SOFT DRINK  (2.0%)
     55,500    Coca-Cola Co. (The)                 3,189,585
     44,000    PepsiCo, Inc.                       3,223,440
                                                  -----------
                                                   6,413,025
               BIOTECHNOLOGY  (0.9%)
     37,000    Genentech, Inc.  *                  2,886,740
               CABLE TV  (1.8%)
    106,500    Comcast Corp. Class A *             2,551,740
     65,000    EchoStar Communications Corp.
                Class A *                          3,042,650
                                                  -----------
                                                   5,594,390
               CANADIAN ENERGY  (2.8%)
     42,000    Canadian Natural Resources Ltd.     3,181,500
     44,000    EnCana Corp.                        2,721,400
     50,000    Petro-Canada                        2,869,500
                                                  -----------
                                                   8,772,400
               CHEMICAL - BASIC  (2.1%)
     63,000    E.I. du Pont de Nemours & Co.       3,122,280
     33,000    Potash Corporation of
                Saskatchewan, Inc.                 3,488,100
                                                  -----------
                                                   6,610,380
               CHEMICAL - DIVERSIFIED  (1.0%)
     38,000    Monsanto Co.                        3,258,120
               COMPUTER & PERIPHERALS  (6.1%)
     22,000    Apple, Inc.  *                      3,377,880
     96,000    Dell, Inc.  *                       2,649,600
    173,000    EMC Corp.  *                        3,598,400
     67,000    Hewlett-Packard Co.                 3,335,930
     27,500    International Business Machines
                Corp.                              3,239,500
    540,000    Sun Microsystems, Inc.  *           3,029,400
                                                  -----------
                                                  19,230,710
               COMPUTER SOFTWARE & SERVICES
                (5.5%)
     72,000    Accenture Ltd. Class A              2,898,000
    111,000    Electronic Data Systems Corp.       2,424,240
     97,000    Microsoft Corp.                     2,857,620
    150,000    Oracle Corp.  *                     3,247,500

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    SHARES                                           VALUE
  -----------------------------------------------------------
     70,000    Paychex, Inc.                      $2,870,000
     54,000    SAP AG ADR                          3,168,180
                                                  -----------
                                                  17,465,540
               DIVERSIFIED COMPANIES  (1.0%)
     51,000    Honeywell International, Inc.       3,032,970
               DRUG  (8.7%)
     45,000    Biogen Idec, Inc.  *                2,984,850
     96,000    Bristol-Myers Squibb Co.            2,766,720
     52,000    Celgene Corp.  *                    3,708,120
     49,000    Eli Lilly & Co.                     2,789,570
     80,000    Gilead Sciences, Inc.  *            3,269,600
     55,000    GlaxoSmithKline PLC ADR             2,926,000
     55,000    Merck & Co., Inc.                   2,842,950
     25,000    Novo Nordisk A/S ADR                3,026,000
     95,000    Schering-Plough Corp.               3,004,850
                                                  -----------
                                                  27,318,660
               ELECTRICAL EQUIPMENT  (3.1%)
    105,000    Corning, Inc.                       2,588,250
     32,000    Garmin Ltd.                         3,820,800
     82,000    General Electric Co.                3,394,800
                                                  -----------
                                                   9,803,850
               ENTERTAINMENT  (1.7%)
    136,000    Time Warner, Inc.                   2,496,960
     88,000    Walt Disney Co. (The)               3,026,320
                                                  -----------
                                                   5,523,280
               FINANCIAL SERVICES - DIVERSIFIED
                (4.4%)
     42,000    American International Group, Inc.  2,841,300
     65,000    Aon Corp.                           2,912,650
     61,000    Citigroup, Inc.                     2,846,870
     61,000    CNA Financial Corp.                 2,398,520
     23,000    Franklin Resources, Inc.            2,932,500
                                                  -----------
                                                  13,931,840
               FOREIGN ELECTRONICS  (0.8%)
     56,000    Sony Corp. ADR                      2,691,360
               FOREIGN TELECOMMUNICATIONS  (1.0%)
     76,000    Telefonaktiebolaget LM Ericsson ADR 3,024,800
               INSURANCE - LIFE  (3.0%)
     55,000    AFLAC, Inc.                         3,137,200
     75,000    Manulife Financial Corp.            3,094,500
     45,000    MetLife, Inc.                       3,137,850
                                                  -----------
                                                   9,369,550
               INSURANCE - PROPERTY & CASUALTY
                (1.9%)
         27    Berkshire Hathaway, Inc. Class A *  3,199,770
     35,000    XL Capital Ltd. Class A             2,772,000
                                                  -----------
                                                   5,971,770
               INTERNET  (3.3%)
     37,000    Amazon.com, Inc.  *                 3,446,550
     92,000    eBay, Inc.  *                       3,589,840

--------------------------------------------------------------------------------
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                                          Value Line Larger Companies Fund, Inc.

                                                              SEPTEMBER 30, 2007
--------------------------------------------------------------------------------

    SHARES                                           VALUE
  -----------------------------------------------------------
      6,000    Google, Inc. Class A *             $3,403,620
                                                  -----------
                                                  10,440,010
               MACHINERY  (1.0%)
     21,000    Deere & Co.                         3,116,820
               MEDICAL SERVICES  (1.9%)
     56,000    Aetna, Inc.                         3,039,120
     36,000    WellPoint, Inc.  *                  2,841,120
                                                  -----------
                                                   5,880,240
               MEDICAL SUPPLIES  (4.9%)
     21,000    Alcon, Inc.                         3,022,320
     57,000    Medtronic, Inc.                     3,215,370
     74,000    St. Jude Medical, Inc.  *           3,261,180
     47,000    Stryker Corp.                       3,231,720
     34,000    Zimmer Holdings, Inc.  *            2,753,660
                                                  -----------
                                                  15,484,250
               METALS & MINING DIVERSIFIED
                (4.4%)
     71,000    Alcoa, Inc.                         2,777,520
     51,000    BHP Billiton Ltd. ADR               4,008,600
     31,000    Freeport-McMoRan Copper & Gold,
                Inc.                               3,251,590
     30,000    Southern Copper Corp.               3,714,900
                                                  -----------
                                                  13,752,610
               METALS FABRICATING  (1.0%)
     54,000    Illinois Tool Works, Inc.           3,220,560
               NEWSPAPER  (0.9%)
    119,000    News Corp. Class B                  2,783,410
               OFFICE EQUIPMENT & SUPPLIES
                (0.9%)
    156,000    Xerox Corp.  *                      2,705,040
               OILFIELD SERVICES/EQUIPMENT
                 (4.0%)
     84,000    Halliburton Co.                     3,225,600
     60,000    Noble Corp.                         2,943,000
     29,000    Schlumberger Ltd.                   3,045,000
     52,000    Weatherford International Ltd.  *   3,493,360
                                                  -----------
                                                  12,706,960
               PAPER & FOREST PRODUCTS  (0.9%)
     77,000    International Paper Co.             2,761,990
               PETROLEUM - INTEGRATED  (0.9%)
     43,000    Valero Energy Corp.                 2,888,740
               PHARMACY
                 SERVICES
                 (3.0%)
     55,000    Express Scripts, Inc.  *            3,070,100
     37,000    Medco Health Solutions, Inc.  *     3,344,430
     65,000    Walgreen Co.                        3,070,600
                                                  -----------
                                                   9,485,130
               PRECISION INSTRUMENT  (0.9%)
     75,000    Agilent Technologies, Inc.  *       2,766,000

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    SHARES                                           VALUE
  -----------------------------------------------------------
               RETAIL STORE  (0.9%)
     47,000    Target Corp.                       $2,987,790
               SECURITIES BROKERAGE  (0.9%)
    139,000    Charles Schwab Corp. (The)          3,002,400
               SEMICONDUCTOR  (0.9%)
    115,000    Intel Corp.                         2,973,900
               SEMICONDUCTOR - EQUIPMENT  (1.0%)
    155,000    Applied Materials, Inc.             3,208,500
               SHOE  (1.0%)
     54,000    NIKE, Inc. Class B                  3,167,640
               STEEL - INTEGRATED  (1.0%)
     17,000    POSCO ADR                           3,039,090
               TELECOMMUNICATION SERVICES  (1.9%)
     79,000    AT&T, Inc.                          3,342,490
    290,000    Qwest Communications
                International, Inc. *              2,656,400
                                                  -----------
                                                   5,998,890
               TELECOMMUNICATIONS EQUIPMENT (4.2%)
    110,000    Cisco Systems, Inc.  *              3,642,100
     97,000    Juniper Networks, Inc.  *           3,551,170
     90,000    Nokia Oyj ADR                       3,413,700
     63,000    QUALCOMM, Inc.                      2,662,380
                                                  -----------
                                                  13,269,350
               TOILETRIES & COSMETICS  (0.8%)
     78,000    Luxottica Group S.p.A. ADR          2,644,200
               WIRELESS NETWORKING  (1.1%)
     35,000    Research In Motion Ltd.  *          3,449,250

                TOTAL COMMON STOCKS AND TOTAL
                  INVESTMENT SECURITIES
                  (97.0%)
                  (COST $256,940,559)            306,395,325
                                              ---------------
   PRINCIPAL
    AMOUNT                                           VALUE
  -----------------------------------------------------------
    REPURCHASE AGREEMENTS (1) (3.0%)
$   9,400,000   With Morgan Stanley, 3.80%,
                  dated 9/28/07, due
                  10/1/07, delivery value
                  $9,402,977
                  (collateralized by
                  $6,830,000 U.S. Treasury
                  Notes 8.75%, due 5/15/20,
                  with a value of
                  $9,580,096)                      9,400,000
                                                  -----------

                TOTAL REPURCHASE
                  AGREEMENTS
                  (COST $9,400,000)                9,400,000
                                                  -----------

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2

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                                          Value Line Larger Companies Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

EXCESS OF LIABILITIES OVER CASH AND OTHER
  ASSETS  (0.0%)                                    (86,221)
                                              ---------------
NET ASSETS  (100.0%)                          $  315,709,104
                                              ---------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($315,709,104 / 12,709,821 SHARES
  OUTSTANDING)                                $        24.84
                                              ---------------
*        Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the
         repurchase transaction, including accrued interest.
ADR      American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of September 30, 2007 was as follows:
                                                                TOTAL NET
                                                                UNREALIZED
TOTAL COST        APPRECIATION            DEPRECIATION          APPRECIATION
--------------------------------------------------------------------------------
$266,340,559      $52,162,074             $(2,707,308)          $49,454,766

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ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    November 29, 2007
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         --------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R Anastasio
         -----------------------------------------------------------
         Stephen R Anastasio, Treasurer, Principal Financial Officer

Date:    November 29, 2007
         -----------------------